EQUIPMENT (Details 1) (USD $)	Feb. 28, 2015	Feb. 28, 2014
Capital lease obligation
2016	$ 123,120
2017	123,120
2018	61,560
Total future payments due	307,800
Less: amount representing interest	38,159
Capital lease obligations	269,641
Less: current portion	99,965
Noncurrent	$ 169,676